Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

12. Accrued Expenses and Other Liabilities

As of March 31, 2026, and 2025, accrued expenses and other liabilities consisted of the following:

	As of March 31,
	2026	2025
Brokerage, clearing and exchange fees	$75,443	$125,598
Compensation and benefits	13,418	9,056
Intangible assets (1)	281,047	-
Leasehold improvement	40,475	-
Others	8,582	5,136
Professional fee	102,997	101,679
Travel and business development	-	6,829
Accrued expenses and other liabilities	$521,962	$248,298

(1)	The balance represented an outstanding payment obligation in respect of certain intangible assets acquired by MFBVI and its subsidiary prior to the Company’s acquisition of MFBVI. Upon completion of the acquisition of MFBVI, the Company assumed this outstanding obligation as part of the liabilities of MFBVI and its subsidiary. The related intangible assets are disclosed in Note 9. As of March 31, 2026, the outstanding balance amounted to $281,047, equivalent to CNY2,000,000, and was recorded as accrued expenses and other liabilities. Pursuant to the relevant settlement arrangements, the outstanding balance is required to be settled by October 31, 2026. As of the date these consolidated financial statements were issued, the outstanding balance had not been settled.